Average Annual Total Returns - Natixis Sustainable Future 2050 Fund - Class N	Jun. 01, 2021
Average Annual Return:
1 Year	17.44%
Since Inception	13.75%
Inception Date	Feb. 28, 2017
After Taxes on Distributions
Average Annual Return:
1 Year	13.32%
Since Inception	11.13%
Inception Date	Feb. 28, 2017
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	11.50%
Since Inception	10.14%
Inception Date	Feb. 28, 2017